Expense Example, No Redemption - JH Fundamental All Cap Core - Classes A, C, I, R2, R4 and R6 - Fundamental All Cap Core Fund - Class C	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
USD ($)	187	633	1,105	2,232